Credit Quality Assessment (Details 4) (USD $) In Thousands, unless otherwise specified	Oct. 17, 2014	Dec. 31, 2014
Financing Receivable, Impaired [Line Items]
Contractual payment receivable	$ 100,490
Substandard [Member]
Financing Receivable, Impaired [Line Items]
Contractual payment receivable		553
Non-Accretable adjustment		0
Cash flow expected		553
Accretable yield		7
Loan receivable		546
Doubtful [Member]
Financing Receivable, Impaired [Line Items]
Contractual payment receivable		2,331
Non-Accretable adjustment		1,118
Cash flow expected		1,213
Accretable yield		247
Loan receivable		966
Residentials First Lien [Member] | Substandard [Member]
Financing Receivable, Impaired [Line Items]
Contractual payment receivable		553
Non-Accretable adjustment		0
Cash flow expected		553
Accretable yield		7
Loan receivable		546
Residentials First Lien [Member] | Doubtful [Member]
Financing Receivable, Impaired [Line Items]
Contractual payment receivable		565
Non-Accretable adjustment		50
Cash flow expected		515
Accretable yield		103
Loan receivable		412
Residential Junior Lien [Member] | Substandard [Member]
Financing Receivable, Impaired [Line Items]
Contractual payment receivable		0
Non-Accretable adjustment		0
Cash flow expected		0
Accretable yield		0
Loan receivable		0
Residential Junior Lien [Member] | Doubtful [Member]
Financing Receivable, Impaired [Line Items]
Contractual payment receivable		83
Non-Accretable adjustment		11
Cash flow expected		72
Accretable yield		15
Loan receivable		57
Commercial Owner Occupied [Member] | Substandard [Member]
Financing Receivable, Impaired [Line Items]
Contractual payment receivable		0
Non-Accretable adjustment		0
Cash flow expected		0
Accretable yield		0
Loan receivable		0
Commercial Owner Occupied [Member] | Doubtful [Member]
Financing Receivable, Impaired [Line Items]
Contractual payment receivable		0
Non-Accretable adjustment		0
Cash flow expected		0
Accretable yield		0
Loan receivable		0
Construction and Land [Member] | Substandard [Member]
Financing Receivable, Impaired [Line Items]
Contractual payment receivable		0
Non-Accretable adjustment		0
Cash flow expected		0
Accretable yield		0
Loan receivable		0
Construction and Land [Member] | Doubtful [Member]
Financing Receivable, Impaired [Line Items]
Contractual payment receivable		0
Non-Accretable adjustment		0
Cash flow expected		0
Accretable yield		0
Loan receivable		0
Commercial Loan and Leases [Member] | Substandard [Member]
Financing Receivable, Impaired [Line Items]
Contractual payment receivable		0
Non-Accretable adjustment		0
Cash flow expected		0
Accretable yield		0
Loan receivable		0
Commercial Loan and Leases [Member] | Doubtful [Member]
Financing Receivable, Impaired [Line Items]
Contractual payment receivable		825
Non-Accretable adjustment		329
Cash flow expected		496
Accretable yield		91
Loan receivable		405
Consumer Loan [Member] | Substandard [Member]
Financing Receivable, Impaired [Line Items]
Contractual payment receivable		0
Non-Accretable adjustment		0
Cash flow expected		0
Accretable yield		0
Loan receivable		0
Consumer Loan [Member] | Doubtful [Member]
Financing Receivable, Impaired [Line Items]
Contractual payment receivable		328
Non-Accretable adjustment		198
Cash flow expected		130
Accretable yield		38
Loan receivable		92
Commercial Non Owner Occupied [Member] | Substandard [Member]
Financing Receivable, Impaired [Line Items]
Contractual payment receivable		0
Non-Accretable adjustment		0
Cash flow expected		0
Accretable yield		0
Loan receivable		0
Commercial Non Owner Occupied [Member] | Doubtful [Member]
Financing Receivable, Impaired [Line Items]
Contractual payment receivable		530
Non-Accretable adjustment		530
Cash flow expected		0
Accretable yield		0
Loan receivable		$ 0